Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES:
Voyage revenues (including amortization of above market acquired time charters)	$ 268,236	$ 378,013	$ 457,804
Leasing revenues	0	112,118	141,211
Service revenues (including amortization of above market acquired drilling contracts), net	941,903	587,531	260,730
Total Revenues (Note 2 and 19)	1,210,139	1,077,662	859,745
OPERATING EXPENSES/ (INCOME):
Voyage expenses (Note 2)	30,012	20,573	27,433
Vessels, drilling rigs and drillships operating expenses	649,722	373,122	190,614
Depreciation and amortization (Note 7 and 9)	335,458	274,281	192,891
Loss/(gain) on sale of assets, net	1,179	3,357	(9,435)
Gain on contract cancellation (Note 7)	0	(6,202)	0
Contract termination fees and forfeiture of vessels under construction deposits (Note 6)	41,339	0	0
Vessel impairment charge (Note 7 and 12)	0	144,688	3,588
Gain from vessel insurance proceeds (Note 7)	0	(25,064)	0
General and administrative expenses	145,935	123,247	88,576
Legal settlements and other, net (Note 16.1)	(9,360)	0	0
Operating income	15,854	169,660	366,078
OTHER INCOME / (EXPENSES):
Interest and finance costs (Note 18)	(210,128)	(146,173)	(66,825)
Interest income	4,203	16,575	21,866
Loss on interest rate swaps (Note 12)	(54,073)	(68,943)	(120,505)
Other, net (Note 12)	(492)	9,023	10,272
Gain Loss On Forward Freight Agreements	0	0	0
Total expenses, net	(260,490)	(189,518)	(155,192)
INCOME /(LOSS) BEFORE INCOME TAXES	(244,636)	(19,858)	210,886
Less: Income taxes (Note 21)	(43,957)	(27,428)	(20,436)
NET INCOME/ (LOSS)	(288,593)	(47,286)	190,450
Less: Net (income)/loss attributable to non controllin interests	41,815	(22,842)	(2,123)
NET INCOME/ (LOSS) ATTRIBUTABLE TO DRYSHIPS INC.	(246,778)	(70,128)	188,327
NET INCOME/ (LOSS) ATTRIBUTABLE TO COMMON STOCKHOLDERS (Note 13)	$ (246,778)	$ (74,594)	$ 172,564
EARNINGS/(LOSS) PER COMMON SHARE ATTRIBUTABLE TO DRYSHIPS INC. COMMON STOCKHOLDERS, BASIC (Note 20)	$ (0.65)	$ (0.21)	$ 0.64
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, BASIC (Note 20)	380,159,088	355,144,764	268,858,688
EARNINGS/(LOSS) PER COMMON SHARE ATTRIBUTABLE TO DRYSHIPS INC. COMMON STOCKHOLDERS, DILUTED (Note 20)	$ (0.65)	$ (0.21)	$ 0.61
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, DILUTED (Note 20)	380,159,088	355,144,764	305,425,852